Filed Pursuant to Rule 497(e)
                                                   REGISTRATION NO. 333-141582


                                THE 787 FUND, INC.
                               (THE "CORPORATION")

                GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

SUPPLEMENT DATED DECEMBER 18, 2009, TO THE FUND'S PROSPECTUS DATED FEBRUARY 27, 2009, AS SUPPLEMENTED NOVEMBER 4, 2009, AND TO THE FUND'S STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 27, 2009.

Effective as of December 14, 2009, the Corporation's name was changed from The 787 Fund, Inc. to Gabelli 787 Fund, Inc. All references to the Corporation or The 787 Fund, Inc. in the Fund's Prospectus and Statement of Additional Information should be replaced with Gabelli 787 Fund, Inc.